STAAR Investment Trust

604 McKnight Park Dr.
Pittsburgh, PA 15237
Phone 412-367-9076
Fax 412-367-9141

Annual Report
January 1, 1999 to December 31, 1999


Investment Strategies You Can Understand(SM)


Letter to Shareholders
March 1, 2000

Dear Shareholder:

         Well, we made it! It was Y2KNot. Again, the doomsayers were wrong.

         The sky's still there. The power is on. The phone still works. Surf's up on the Internet. Jesus didn't return. Airplanes didn't crash. Neither did the stock markets. Look for great deals on generators, freeze-dried foods and other items at this spring's garage sales.

         1999 proved to be another outstanding investment year IF you owned the right stocks. If not, you didn't make much and may have even lost money.

         In late 1998 I recommended that clients look to International and Small Company stocks as sectors that seemed ready to rebound from relatively poor performance. I also said that the technological revolution was a driving force and though I was concerned by high prices, believed that a well-balanced portfolio would need a portion of tech stocks to take advantage of long-term trends.

         Like 1998, a relatively narrow band of stocks led the way in the U.S. with technology and Internet stocks at the top of the heap. However, unlike 1998, international stocks staged a tremendous rebound and small company stocks surged toward the end of the year.

         Conservative investors lost out in 1999. Those who were afraid of growth and Y2K and retreated to cash, bonds and "value" stocks made very little money or lost money.

         Overall, I am pleased with the performance of the STAAR Funds. Three of our Funds returned over 30% in 1999. One of the Funds has been noted as a "top performer" in the March, 2000 issue of Morningstar's Investment Advisor.

         As I look ahead, I am impressed with the potential and opportunities before us. We are in the midst of a gigantic technological revolution, which is poised to thrust the world to a new level of living.

         The last period of comparable magnitude began in the late 1800's and lasted through the First World War. The invention of the interchangeable part made the assembly line possible. The invention of the telephone made the transfer of information instantaneous.

         These and the subsequent developments they made possible propelled the world into a greater standard of living. Conveniences and machines previously non-existent or available only to the wealthy became commonplace. Running water, sewage systems, telephones, cars, sewing machines, streetcars, movies, electric lighting, better medical care, more trains, boats and finally airplanes were made possible. People lived better and they lived longer.

         This revolution makes that one pale by comparison. It's bigger, faster and the leap forward greater by far. I believe we are maybe a third to half way through it. This juggernaut is sweeping the world and will create incredible results. It will take a cataclysmic reversal to thwart the direction set over the last fifteen years.

         The parallel to the interchangeable part of the late 1800's was the invention of the personal computer (PC) in the late 1900's. The parallel to the telephone is the Internet. These two developments have made vast advances possible in all areas of life. These plus the successful economic policies of the 1980's combined to create over a decade of the greatest wealth creation in the history of the planet. And, while there will be interruptions, it is likely to continue for another decade or two.

         I believe that over the next fifteen to twenty years the following trends are in place. Large, multinational companies will continue to grow. However, entrepreneurs will still be the catalysts of progress. Therefore, small companies will offer great opportunities. Computer-related companies will lead the way. The third world will develop as a powerful economic force. China will vie with Europe and Japan to be the second largest economy. The demand for energy and resources will increase dramatically. Instant commerce over the Internet will become habit. But the need for "warm body" contact and service will not go away, causing technology to become more personal and comfortable.

         Many improvements will move from possibility to probability, from fantasy to fact. Life expectancy will increase and the demand for better health care and medical services will soar. Many diseases will be cured or at least controlled. I believe my children can expect to live beyond 100 and my grandchildren may be able to expect to live to 150.

         Technology will bring advancements in transportation, communication, manufacturing, food production and recreation. Ways to better maintain and preserve the environment will be invented. Perhaps space travel will become a reality, though it may be further off. Work on alternative sources of energy will advance, making a changeover from oil and gas possible within the next thirty years.

         Is all this inevitable? No. Prosperity is not guaranteed. We must never forget the infinite ability of mankind to screw things up. But it would take a huge force to stop this revolution. A nuclear war is still possible. Or terrorists with a nuclear or biological weapon could wreak havoc. Governments could make terrible economic decisions or some unknown event or events could stall the forward march of progress.

         There are always risks. There will be periods of economic crisis. Stock markets will go down. But over the next ten to fifteen years, I believe the growth scenario to be the most probable and I am managing the STAAR Funds accordingly.

         The stock Funds will continue to be widely diversified, utilizing different managers having different approaches. We will try to participate in the trends, but do so in a prudent manner.

         I would like to remind our investors that our Funds are not designed for spectacular triple-digit performance such as some funds experienced in 1999. Our goal is to provide healthy returns within our categories and objectives. There will be times when one or more of our Funds lose money for a period. During those times we intend to stick to our plans. We hope you will too.

         I look forward to the future. And I look forward to your company along the way.

         The detailed information in this report is provided to assist you in understanding your investment. Please feel free to call me personally if you have a question.

         On behalf of the Trustees and people of STAAR Financial Advisors, Inc., I want to thank you for your continued confidence in us. We sincerely value our business.


                                      Sincerely Yours,

                                      /s/ J. Andre Weisbrod, Trustee

                                      President, STAAR Financial Advisors, Inc.,
                                         Advisor to the Trust

Visit Our Web Site:

www.staarinvest.com


A Word About Risk

Perspective & Performance

Indexes used for comparisons are selected as being closest to each Fund's objectives.

Intermediate Bond Fund (IBF)

         1999 saw the worst year for bonds since 1994. The Federal Reserve seems likely to raise interest rates at least a couple times during the first 4-6 months of 2000. Should inflation numbers stay low and the oil price situation ease, a positive environment for bonds could exist by the second half of the year. We are pleased to report that Morningstar ranked the IBF in the top 15% of all Funds in the Intermediate-Term Bond Fund category for the 12 months ending 12/31/99.

For periods ending 12/31/99.

Description                                             Three Year     Five Year   Since Public  Since Private
                                      Last       One    Avg. Annual   Avg. Annual   Inception      Inception
                                     Quarter    Year      Return        Return      (5/28/97)       (4/4/96)
                                     -------    ----      ------        ------      ---------       --------
Intermediate Bond Fund
(IBF) A high grade portfolio
of US Gov't, Gov't Agency
and Investment Grade
Corporate Bonds with an
average maturity usually
between 3 and 7 years.                -0.2 %    -0.1%       4.7%          N/A         5.0%           4.1%

Lehman Bros. Intermed. Gov/
Corp Bond Index                        0.11%     0.4%       5.5%          N/A         5.8%           5.7%

Morningstar Intermed. Term
Bond Fund Average                     -0.2 %    -1.4%       4.8%          N/A         5.1%           5.2%

Current Yield as of 12/31/99 ........................... 5.25% **
S.E.C. Yield as of 12/31/99 ............................ 5.23%  ***
Average Maturity ....................................... 4.4 Years
Portfolio Turnover ..................................... 11.9%

* Total returns include reinvested dividends and gains.

** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses)

*** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

Long Term Bond Fund (LTBF)

Long bonds suffered a significant downturn in 1999 as the thirty year Treasury yield rose to over 6.5%. If interest rates stabilize by mid-year the environment for long-term bonds could become positive.

For periods ending 12/31/99.

Description                                             Three Year     Five Year   Since Public  Since Private
                                      Last       One    Avg. Annual   Avg. Annual   Inception      Inception
                                     Quarter    Year      Return        Return      (5/28/97)       (4/4/96)
                                     -------    ----      ------        ------      ---------       --------
Long Term Bond Fund
 (LTBF) A high grade
 portfolio of US Gov't,
 Gov't Agency and
 Investment Grade
 Corporate Bonds with
 an average maturity
 over 10 years.                      -2.5%      -4.8%       4.8%          N/A          7.7%           5.1%

Lehman Bros. Long-term
 Gov/Corp Funds Index                -1.5%      -7.6%       5.7%          N/A          5.0%           6.3%

Morningstar Long-Term
 Bond Funds Avg.                     -0.3%      -2.8%       4.6%          N/A          6.7%           5.4%

Current Yield as of 12/31/99 ........................... 6.0% **
S.E.C. Yield as of 12/31/99 ............................ 5.8% ***
Average Maturity ....................................... 14.9 Years
Portfolio Turnover ..................................... 4.1%

*Total returns include reinvested dividends and gains.

** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses)

*** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

Larger Company Stock Fund (LCSF)

Stocks gained strongly in the fourth quarter to finish five straight years of double-digit growth. With Y2K out of the way and inflation the only immediate worry, overall conditions for stocks are still good. Like 1998, a relatively narrow band of stocks led the way in the U.S. with technology and internet stocks at the top of the heap.

The early part of 2000 has seen "value" stocks continue to slide while "growth" stocks continue to fare better. Many stocks that have risen precipitously over the last few years could slow down or even fall in price while many stocks whose prices have already gone down could be poised to recover. A good balance between "growth" and "value" seems prudent, and the make-up of the LCSF reflects such a "blended" style.

For periods ending 12/31/99.

Description                                           Three Year     Five Year   Since Public  Since Private
                                    Last       One    Avg. Annual   Avg. Annual   Inception      Inception
                                   Quarter    Year      Return        Return      (5/28/97)       (4/4/96)
                                   -------    ----      ------        ------      ---------       --------
Larger Co. Stock Fund
(LCSF) A fund of funds
in which the underlying
investments are
primarily common stocks
of large and larger
mid-cap companies with
an objective of Growth
with some Income. Indi-
vidual stocks may be
owned.                               11.9%     15.9%     17.6%           N/A         16.4%         17.0%

S&P 500 Index                        14.9%     21.0%     27.6%           N/A         25.3%         26.1%

Dow Jones Industrial
Average                              11.6%     27.2%     23.3%*          N/A         20.6%*        22.9%*

New York Stock Exchange
Composite                             9.7%      9.2%     18.4%           N/A         16.2%         17.8%

Morningstar Growth &
Income Funds Avg.                    11.0%     13.7%     19.0%           N/A         17.7%         19.1%

Portfolio Turnover .................................. 6.5%

* Without dividends.

**Total returns include reinvested dividends and gains.


Smaller Company Stock Fund (SCSF)

Small Companies, especially in the growth category, soared last quarter. After lagging Large Caps for a number of years, the strong move late in 1999 gives some indication the trend may finally be shifting to favor Small companies. We are pleased to report that the SCSF ranked in the top 25% of funds tracked by Morningstar in the Small Blend Funds Category for the three-year period ending 12/31/99.

For periods ending 12/31/99.

Description                                             Three Year     Five Year   Since Public  Since Private
                                      Last       One    Avg. Annual   Avg. Annual   Inception      Inception
                                     Quarter    Year      Return        Return      (5/28/97)       (4/4/96)
                                     -------    ----      ------        ------      ---------       --------

Smaller Co. Stock Fund
(SCSF) A fund of funds
in which the underlying
investments are primarily
common stocks of small,
microcap and smaller
mid-cap companies.
Individual stocks may
be owned.                             26.5%    30.4%      15.2%          N/A          17.7%          14.4%

Russell 2000 Index                    18.5%    21.3%      13.1%          N/A          13.3%          13.1%

Morningstar Small
Company Funds Avg.                    25.3%    36.0%      17.2%*         N/A          18.9%*         17.2%

Portfolio Turnover ........................................  33.5%

* Total returns include reinvested dividends and gains.

International Fund (INTF)

         International markets performed extremely well, rebounding from a difficult 1998. The world continues its marvelous growth, increasingly embracing free enterprise and trading cooperation. There are problems, to be sure, but they should not stand in the way of progress. Overall, global conditions appear more positive than negative.

For periods ending 12/31/99.

Description                                             Three Year     Five Year   Since Public  Since Private
                                      Last       One    Avg. Annual   Avg. Annual   Inception      Inception
                                     Quarter    Year      Return        Return      (5/28/97)       (4/4/96)
                                     -------    ----      ------        ------      ---------       --------
International Fund (INTF)
A fund of funds in which
the underlying investments
are primarily stocks of
companies in countries
outside the U.S., includ-
ing emerging markets                  21.3%     38.7%     13.8%           N/A         12.3%          13.9%

EAFE Index                            17.0%     27.0%     15.7%           N/A         15.4%          13.3%

Morningstar Foreign Stock
Funds Avg.                            26.8%     44.3%     18.7%           N/A         17.9%          17.0%

Morningstar Diversified
Emerging Mkts Funds                   36.2%     71.8%      6.7%           N/A          2.9%           6.5%

Portfolio Turnover ..................................  13.1%

* Total returns include reinvested dividends and gains.

AltCat (Alternative Categories) Fund (ACF)

         Among the major trends that should result in profits for companies and investors over the next decade are: Third-world growth; China as a major economy; increasing demand for energy and resources; technological innovation and application, especially in computers and communications; biotechnology and health care; entrepreneurial opportunities and small company growth. The AltCat Fund is positioned to take advantage of these and other opportunities. We are pleased to report that the ACF ranked in the top 5% of funds in Morningstar's Mid-Cap Value Funds category and in the top 15% of funds having a Multi-Asset Global objective for the year ending 12/31/99.

For periods ending 12/31/99.

Description                                             Three Year     Five Year   Since Public  Since Private
                                      Last       One    Avg. Annual   Avg. Annual   Inception      Inception
                                     Quarter    Year      Return        Return      (5/28/97)       (4/4/96)
                                     -------    ----      ------        ------      ---------       --------
AltCat Fund ACF)
The Alternative Categories
Fund invests in a wide
range of mixed global
assets including mostly
aggressive funds (fund
of funds),which generally
do not fit into the other
major categories.                     14.9%     30.7%      8.5%          N/A           8.2%           8.1%

Morningstar Multi-Asset
Global Funds Avg.                     12.6%     20.2%     10.7%          N/A          11.6%          11.4%

Morningstar Mid-Cap Value
Funds Avg.                             6.2%      6.7%     10.7%          N/A           9.1%          12.3%

Portfolio Turnover ........................................ 4.2%

* Total returns include reinvested dividends and gains.

Notes regarding performance: Total Return assumes dividends and/or capital gains reinvested. STAAR Fund returns are based on Net Asset Value. Indexes such as the S&P 500, Lehman Bros. (LB) Bond and Russell 2000 indexes are unmanaged, and therefore have little or no expenses. Morningstar mutual fund averages reflect net returns after expenses. Performance numbers are quoted directly or derived from data published in the Wall St. Journal, Morningstar and other public sources and may be preliminary data. Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237 412-367-9076

Portfolio Holdings as of 12/31/99

1 SST INTERMEDIATE BOND FUND

Portfolio Valuation Date 12/31/1999



      Quantity Description                           UnitCost      Price        Cost       MktVal     UnrealG/L    % of Val
     ----------------------                         ----------    -------      ------     --------   -----------   --------

205,758 Cash & Equiv.                                  100.00      100.00       51,094      51,094           0        3.3%
          Sub-Total Cash & Equiv.                                               51,094      51,094           0        3.3%
                                                                               -------     -------           -       ----


          U.S. Treasury Obligations

45,000 US Tr Nt 6.25 8/31/00                            98.97      100.19       44,535      45,085         550        2.9%
20,000 US Tr Nt 6.375 8/15/02                          100.45      100.19       20,089      20,038         (51)       1.3%
20,000 US Tr Nt 6.5 5/15/05                            100.19      100.03       20,038      20,006         (31)       1.3%
20,000 US Tr Nt 5.5 2/15/08                            100.42       93.63       20,084      18,725      (1,359)       1.2%
90,000 US Tr Nt 5.375 2/15/01                          101.35       99.19       91,213      89,269      (1,944)       5.8%
50,000 US Tr Nt 5.5 12/31/00                           102.69       99.41       51,344      49,703      (1,641)       3.2%
30,000 US Tr Nt 5.25 5/15/04                            97.75       95.75       29,325      28,725        (600)       1.9%
          Sub-Total U.S. Treasury                                              276,627     271,551      (5,076)      17.5%
                                                                               -------     -------      ------       ----

          Gov. Agency Obligations

50,000 FHLMC Deb 6.49 12/19/05                         100.70       96.19       50,350      48,094      (2,255)       3.1%
60,000 FHLMC Deb 6.25 6/24/08                          100.00       91.44       60,000      54,863      (5,137)       3.5%
30,000 FHLMC Deb 6.125 7/24/08                          93.75       91.81       28,125      27,544        (581)       1.8%
40,000 FHLMC Deb 5.0 2/15/01                            99.16       98.50       39,662      39,400        (262)       2.5%
20,000 Fed Hm Ln Bk 6.17 7/30/02                       102.22       98.94       20,443      19,788        (655)       1.3%
40,000 Fed Hm Ln Bk 5.925 8/14/03                      100.98       96.56       40,391      38,625      (1,766)       2.5%
60,000 Fed Hm Ln Bk 5.8 11/04/05                        96.63       93.69       57,975      56,213      (1,762)       3.6%
40,000 Fed Hm Ln Bk 6.05 2/24/06                        95.25       92.72       38,100      37,088      (1,012)       2.4%
50,000 Fed Hm Ln Bk 6.18 5/29/03                        98.50       98.53       49,250      49,266          16        3.2%
25,000 Fed Nat Mtg Ass 7.32 5/3/06                     100.00       98.64       25,000      24,660        (340)       1.6%
35,000 Fed Nat Mtg Ass 7.37 3/09/07                    103.12       96.64       36,092      33,824      (2,268)       2.2%
75,000 Fed Nat Mtg Ass 5.39 11/5/03                     99.56       95.26       74,672      71,445      (3,227)       4.6%
25,000 Fed Nat Mtg Ass 6.1 4/24/03                      98.00       96.37       24,500      24,093        (408)       1.8%
20,000 Fed Nat Mtg Ass 6.03 2/2/09                      92.75       91.48       18,550      18,296        (254)       1.2%
20,000 TVA Pwr 93Ser 6.125 7/15/03                      97.00       97.28       19,400      19,456          56        1.3%
13,000 TVA Pwr 95Ser 6.375 6/15/05                      97.25       97.07       12,643      12,619         (24)       0.8%
          Sub-Total Gov. Agency                                                595,152     575,272     (19,880)      37.1%
                                                                               -------     -------     -------       ----

          Corporate Obligations

50,000 Am Gen Corp 6.25 3/15/03                        103.07       97.07       51,537      48,535      (3,002)       3.1%
25,000 Avco Fin Srv 7.375 8/15/01                      102.00      100.50       25,500      25,125        (375)       1.6%
30,000 Columb/HCA Hlth 6.87 9/15/03                     98.63       92.82       29,588      27,846      (1,742)       1.8%
20,000 IBM NT BkEntNC 7.25 11/01/02                    102.14      100.79       20,427      20,158        (269)       1.3%
25,000 M Lynch&Co Nts NC 8.0 2/1/02                    103.50      101.79       25,875      25,448        (428)       1.6%
15,000 Morg Stnly Nt 6.375 12/15/03                     96.90       97.23       14,535      14,585          50        0.9%
40,000 Disney Co Nts 6.375 3/30/01                     102.79       99.51       41,117      39,804      (1,313)       2.6%
20,000 BellSouth Comm 6.5 2/01/00                      100.25      100.05       20,050      20,010         (40)       1.3%
80,000 Ford Mtr Cr 6.0 1/14/03                         102.84       96.86       82,268      77,488      (4,780)       5.0%
50,000 Lehman Bros 6.625 2/05/06                        97.07       94.24       48,534      47,120      (1,414)       3.0%
50,000 Lehman Bros 6.625 4/01/04                        98.29       96.57       49,147      48,285        (862)       3.1%
40,000 Mellon Finl Co. 6.0 3/01/04                     100.09       95.95       40,036      38,380      (1,656)       2.5%
45,000 M Lynch & Co Nts 5.5 2/12/04                    100.00       93.60       45,000      42,120      (2,879)       2.7%
40,000 M Lynch & Co Nts 6.0 2/17/09                     92.72       89.78       37,089      35,912      (1,176)       2.3%
50,000 Morg Stnly Nts 5.625 1/20/04                     99.72       94.52       49,859      47,260      (2,599)       3.0%
35,000 New Eng Tel Co. 6.125 10/01/06                  101.03       92.41       35,359      32,344      (3,015)       2.1%
25,000 St Paul Cos 6.17 1/15/01                         99.99       99.28       24,997      24,820        (177)       1.6%
40,000 Sears Acc Corp 6.92 6/17/04                     104.80       96.08       41,920      38,432      (3,488)       2.5%
          Sub-Total Corporate                                                  682,836     653,671     (29,163)      42.1%
                                                                               -------     -------     -------       ----

               Total Account                                                 1,605,711   1,551,588     (54,123)     100.0%
                                                                             =========   =========     =======      =====

Breakdown By General Asset Type

   Cash & Equivalents = 3%
   US Treasury & Gov't Agency = 55%
   Corporate Bonds = 42%

Breakdown by General Rating

   AAA Rated = 58%
   AA Rated = 12%
   A Rated = 28%
   BBB Rated = 2%

     2 SST LONG TERM BOND FUND Portfolio Valuation Date 12/31/98

      Quantity Description                    UnitCost     Price       Cost      MktVal     UnrealG/L     % of Val
     ----------------------                  ----------   -------     ------    --------   -----------    --------
 3,017 Cash & Equiv.                            1.00        1.00       18,442      18,442           0        2.3%
          Sub-Total Cash & Equiv.                                      18,442      18,442           0        2.3%
                                                                       ------      ------           -        ---


          U.S. Treasury Obligations

10,000 US Tr Nt 5.625 2/15/06                  92.70       95.66        9,270       9,566         296        1.2%
75,000 US Tr Bd 7.25 5/15/16                  105.59      104.53       79,194      78,398        (796)       9.8%
25,000 US Tr Bd 7.125 2/15/23                 100.88      104.03       25,219      26,008         789        3.3%
15,000 US Tr Bd 6.875 8/15/25                  99.99      101.81       14,998      15,272         275        1.9%
20,000 US Tr Bd 7.25 8/15/22                  100.81      105.44       20,163      21,088         925        2.6%
15,000 US Tr Bd 6.25 8/15/23                  104.86       94.28       15,730      32,998      (2,682)       4.1%
40,000 US Tr Bd 5.50 8/15/28                  100.75       85.28       40,300      34,112      (6,188)       4.3%

          Sub-Total U.S. Treasury                                     224,824     217,442      (7,382)      27.3%
                                                                      -------     -------      ------       ----

          Gov. Agency Obligations

35,000 FNMA 6.37 2/25/14                       89.50       89.83       31,325      31,441         116        3.9%
20,000 FNMA 5.62 2/25/02                       98.13       97.73       19,625      19,546         (79)       2.5%
25,000 FHLBB 5.73 9/04/08                      92.56       91.53       23,141      22,883        (258)       2.9%
20,000 FHLMC 7.375 10/25/11                    99.50       97.13       19,900      19,900        (475)       2.4%
35,000 FHLMC 6.85 5/14/13                     100.28       91.31       35,099      35,099      (3,139)       4.0%
30,000 FHLMC 6.42 8/19/13                     101.26       89.78       30,379      30,379      (3,444)       3.4%
25,000 FHLMC 6.7 2/15/11                      102.94       92.59       25,734      25,734      (2,586)       2.9%
40,000 FFCB 6.9 9/08/15                       101.95       97.28       40,780      38,912      (1,868)       4.9%

          Sub-Total Gov. Agency                                       225,983     214,249     (11,734)      26.9%
                                                                      -------     -------     -------       ----

          Corporate Obligations

25,000 Arkansas Power & Lt 7.0 9/08/15        103.50       87.24       25,875      21,810      (4,064)       2.7%
15,000 Bankamer Corp MTN 6.5 5/6/13           100.00       85.37       15,000      12,806      (2,194)       1.6%
15,000 Chase Man Corp MTN 6.5 5/6/13          100.25       91.02       15,037      13,653      (1,385)       1.7%
35,000 Citicorp 7.2 9/15/10                   102.38      100.19       35,831      35,067        (765)       4.4%
20,000 Disney Mtn Semi 7.75 9/30/11           100.00      100.02       20,000      20,004           4        2.5%
40,000 Ford Mtr Cred MTN 7.0 9/20/10          101.00       93.69       40,400      37,476      (2,924)       4.7%
25,000 GE Cap Corp 6.4 1/16/13                 99.75       88.89       24,938      22,223      (2,715)       2.8%
20,000 Gen Mot Corp Nts 7.10 3/15/06           99.31       98.85       19,861      19,770         (91)       2.5%
35,000 Lehman Bros Holdings 7.0 5/12/14        93.99       89.73       32,896      31,406      (1,490)       3.9%
50,000 Merrill Lynch 6.33 2/25/14              99.40       91.44       49,700      45,720      (3,980)       5.7%
15,000 Morgn Stnly Cap Gr 7.45 7/3/12         100.00       94.85       15,000      14,153        (848)       1.8%
15,000 So.Westn Bell Deb 6.75 6/01/08          96.25       95.19       14,438      14,279        (160)       1.8%
30,000 Xerox Cr Corp MTN 6.5 1/28/13          100.00       88.86       30,000      26,658      (3,342)       3.3%
35,000 Xerox Cr Corp MTN 6.5 2/11/13          100.00       88.84       35,000      31,094      (3,906)       3.9%

          Sub-Total Corporate                                         373,976     346,116     (27,858)      43.5%
                                                                      -------     -------     -------      -----
               Total Account                                          843,224     796,249     (46,975)     100.0%
                                                                      =======     =======     =======      =====

Breakdown By General Asset Type

   Cash & Equivalents = 2%
   US Treasury & Gov't Agency = 54%
   Corporate Bonds = 44%

Breakdown by General Rating

   AAA Rated = 58%
   AA Rated = 8%
   A Rated = 34%
   BBB Rated = 0%

  3 SST LARGER COMPANY STOCK FUND Portfolio Valuation Date 12/31/99


Shares      Quantity Description            UnitCost      Price       Cost       MktVal     UnrealG/L     % of Val
------     ----------------------          ----------    -------     ------     --------   -----------    --------
364,618 Cash & Equiv.                           1.00        1.00      364,618     364,619           0       14.1%
            Sub-Total Cash & Equiv.                                   364,618     364,618           0       14.1%
                                                                      -------     -------           -        ---

            U.S. Large Co. Stock Fds

10,256 Bear Stearns S&P Stars A                22.41       31.33      229,845     321,308      91,464       12.4%
 5,535 Fundamental Investors Fund              25.64       32.59      141,929     180,393      38,463        7.0%
 2,163 Janus Twenty Fund                       62.46       83.43      135,106     180,461      45,356        7.0%
 5,656 Putnam Fund For Growth & Income         19.50       18.75      110,298     106,045      (4,253)       4.1%
16,827 Putnam Investors A Fund                 13.50       19.15      227,139     322,240      95,101       12.5%
 6,260 Torray Fund                             36.95       44.31      231,281     277,374      46,093       10.7%
 7,113 Washington Mutual Investors             25.99       29.56      184,854     210,248      25,395        8.1%

          Sub-Total Large Co. Stock Fds                             1,260,451   1,598,070     337,618       61.9%
                                                                    ---------   ---------     -------       ----

          U.S. Large Co. Stock Unit Trusts

10,302 Peroni Top 10 Growth Tr 99 Ser          11.08       14.85      114,146     152,985      38,839        5.9%
13,774 Peroni Top 10 Picks 2000 Ser            10.89       10.97      150,000     151,102       1,102        5.9%
          Sub-Total Cash & Equiv.                                     264,146     304,087      39,940       11.8%
                                                                    ---------   ---------     -------       ----

          U.S. Larger Mid-Cap Stock Fds

2,806  Mairs and Power Growth Fund             80.30       92.91      225,283     260,664      35,382       10.1%
2,612  Longleaf Partners                       26.73       20.49       69,827      53,529     (16,298)       2.1%

          Sub-Total Larger Mid-Cap Fds                                295,109     314,193      19,083       12.2%
                                                                      -------     -------      ------       ----

               Total Account                                        2,184,324   2,580,968     396,644        100%
                                                                    =========   =========     =======        ===

Breakdown By General Asset Type
(Includes estimated cash positions of mutual funds owned by the Fund)

   Cash & Equivalents = 14%
   Domestic Stock = 80%
   Foreign Stock = 4%
   Bonds = 0%
   Other = 2%

Breakdown by Management Style

   Large Cap Growth = 32%
   Large Cap Value = 30%
   Large Cap Blend = 12%
   Larger Mid Cap Value = 12%
   Larger Mid Cap Blend = 0%
   Cash Equiv. = 14%

Notes: Breakdown percentages are estimates based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

  4 SST SMALLER COMPANY STOCK FUND Portfolio Valuation Date 12/31/99


Shares    Quantity Description                 UnitCost     Price       Cost      MktVal     UnrealG/L     % of Val
------   ----------------------               ----------   -------     ------    --------   -----------    --------
47,864 Cash & Equiv.                            1.00        1.00       105,034    105,034           0        4.6%
          Sub-Total Cash & Equiv.                                      105,034    105,034           0        4.6%
                                                                    ---------   ---------     -------       ----

          U.S. Small Co. Stock Funds

16,268 Acorn Fund                              16.63       18.53      270,595     301,454      30,859       13.1%
 7,783 Frnkln Small Cap Growth Fd I            21.93       44.13      170,654     343,460     172,806       14.9%
10,406 Ivy Emerging Growth Fund A              28.47       47.29      296,267     492,088     195,821       21.3%
25,519 Royce Opportunity Fund                   6.94        7.19      246,538     255,380       8,842       11.1%
          Sub-Total Small Co. Stock Fds                               984,055   1,392,382     408,328       60.4%
                                                                    ---------   ---------     -------       ----

          U.S. Smaller Mid-Cap Stocks

24,163 Putnam Capital Opportunities Fund        8.38       10.29      202,433     248,639      46,206       10.8%
 9,530 T Rowe Price New Horizons Fd            24.16       27.53      230,275     262,352      32,076       11.4%
          Sub-Total Smaller Mid-Cap Fds                               432,708     510,991      78,282       22.2%
                                                                    ---------   ---------     -------       ----

          U.S. Microcap Stock Funds

17,413 Frnkln Microcap Value Fund I            18.99       17.05      330,647     296,889     (33,757)      12.9%
          Sub-Total U.S Microcap Funds                                330,647     296,889     (33,757)      12.9%
                                                                    ---------   ---------     -------       ----
               Total Account                                        1,852,445   2,305,297     452,852        100%
                                                                    =========   =========     =======       ====

Breakdown By General Asset Type
(Includes estimated cash positions of mutual funds owned by the Fund)

   Cash & Equivalents = 5%
   Domestic Stock = 87%
   Foreign Stock = 5%
   Bonds = 0%
   Other = 3%

Breakdown by Management Style

   Small Cap Growth = 24%
   Small Cap Value = 24%
   Small Cap Blend = 11%
   Smaller Mid Cap Growth = 36%
   Cash equiv. = 5%

Notes: Breakdown percentages are estimates based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

  5 SST INTERNATIONAL FUND Portfolio Valuation Date 12/31/99


Shares      Quantity Description             UnitCost      Price       Cost       MktVal     UnrealG/L   % of Val
------     ----------------------           ----------    -------     ------     --------   -----------  --------

154,990 Cash & Equiv.                             1.00        1.00    154,990     154,990            0       7.1%
           Sub-Total Cash & Equiv.                                    154,990     154,990            0       7.1%
                                                                    ---------   ---------        -----      ----

          International Stock Funds

 5,710 Europacific Fund                          26.69       42.66    152,392     243,597       91,204      11.2%
 6,899 Hotchkis & Wiley Int'l Fund               22.56       26.40    155,661     182,140       26,479       8.4%
 6,422 Ivy International Fund                    36.57       47.09    234,835     302,417       67,583      13.9%
13,899 Putnam Int'l Growth Fund A                18,50       29.68    257,151     412,518      155,367      18.9%
 8,331 T R Price Int'l Stock Fund                13.96       19.03    116,322     158,535       42,213       7.3%
25,826 Templeton Foreign Fund I                  10.06       11.22    259,754     289,768       30,013      13.3%
 5,796 Warburg Pincus Int'l Eq Fd                20.84       27.75    120,800     160,847       40,047       7.4%
          Sub-Total International Fds                               1,296,915   1,749,823      452,907      80.2%
                                                                    ---------   ---------      -------      ----


          Developing Markets Funds

17,677 Templeton Devel. Mkts Tr I                14.32       10.30    250,830     275,944       25,114      12.7%
          Sub-Total Cash & Equiv.                                     250,830     275,944       25,114      12.7%
                                                                      -------     -------      -------      ----
               Total Account                                        1,702,734   2,180,756      478,022       100%
                                                                    =========   =========      =======       ===

Breakdown By General Asset Type
(Includes estimated cash positions of mutual funds owned by the Fund)

Cash & Equivalents = 7%
   Domestic Stock = 1%
   Foreign Stock = 87%
   Bonds = 1%
   Other = 4%

Breakdown by Management Style

   Large Cap Growth = 30%
   Large Cap Value = 35%
   Large Cap Blend = 15%
   Mid Cap Value = 13%
   Cash Equiv. = 7%

Notes: Breakdown percentages are estimates based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

  6 SST ALTCAT FUND Portfolio Valuation 12/31/99







    Quantity Description                      UnitCost     Price        Cost       MktVal       UnrealG/L  % of Val.
  ------------------------                   ----------   -------      ------     --------     ----------- ---------


47,598 Cash & Equiv.                            1.00        1.00       47,598      47,598            0       8.4%
          Sub-Total Cash & Equiv.                                      47,598      47,598            0       8.4%
                                                                       ------      ------            -       ---

          U.S.Mid-Cap Stock Funds

1,113 Muhlenkamp Fund                          34.60       41.11       38,495      45,741        7,246       8.0%
          Sub-Total U.S. Mid-cap Stock                                 38,495      45,741        7,246       8.0%
                                                                       ------      ------        -----      ----

          Global Small Co. Stock Funds

2,335 Mutual Series Discovery Fd I             18.48       21.00       43,151      49,037        5,886       8.6%
  453 Small Cap World Fund I                   26.14       39.14       11,852      17,744        5,891       3.1%
          Sub-Total Global Small Co. Stock                             55,003      66,781       11,778      11.7%
                                                                       ------      ------       ------      ----

          Alternative Categories Fds

1,050 Franklin Gold Fund I                     11.48        9.64       12,060      10,124       (1,936)      1.8%
3,892 Frnkln Real Estate Sec Fd I              14.46       12.77       56,268      49,704       (6,563)      8.7%
2,967 Frnkln Nat. Resources Fd I               14.52       13.94       43,087      41,354       (1,733)      7.3%
1,013 Invesco Tech Fund II                     33.30       80.79       33,736      81,856       48,120      14.4%
8,041 Ivy China Region Fund A                   8.13        9.15       65,409      73,577        8,169      12.9%
4,564 Templeton Latin Amer Fund I              10.64       11.42       48,561      52,125        3,564       9.1%
1,659 Vanguard Special Energy Fund             22.71       21.92       37,687      36,374       (1,313)      6.4%
  679 Vanguard Special Health Fund             76.63       95.21       52,028      64,647       12,618      11.3%
          Sub-Total Alternative Categories                            348,836     409,761       60,925      71.9%
                                                                      -------     -------      -------      ----
               Total Account                                          489,932     569,881       79,949       100%
                                                                      =======     =======      =======       ===

Breakdown By General Asset Type
(Includes estimated cash positions of mutual funds owned by the Fund)

   Cash & Equivalents = 8%
   US Flexibly managed = 8%
   Global fexibly Managed = 9%
   Global smaller Cos. = 3%
   Pacific Rim/China = 13%
   Latin America = 9%
   Specific Energy/Natural Resources = 14%
   Prec. Metals/Mining = 2%
   Real Estate & Related = 9%
   Specific Health Care = 11%
   Specific Technology = 14%

Breakdown by Management Style

   Large Cap Growth = 14%
   Mid Cap Growth = 2%
   Mid Cap Value = 39%
   Mid Cap Blend = 14%
   Small Cap Growth = 3%
   Cash Equiv. = 8%

Notes: Breakdown percentages are estimates based on information gathered from prospectuses, quarterly reports and other sources, including Morningstar Principia for Mutual Funds. Accuracy is not guaranteed.

    STAAR INVESTMENT TRUST
    STATEMENT OF OPERATIONS
    12 MONTH PERIOD ENDING DECEMBER 31, 1999 (Total, Six Series Funds)


                                  IBF       LTBF       LCSF       SCSF       INTF       ACF
Investment Income
    Mutual fund dividends
    (Including Money Market
    Funds)                     $  2,715   $  2,266   $ 18,573   $  4,562   $ 26,887   $  7,117
    Less: Foreign                     0          0          0          0     (2,885)      (210)
          Withholding Taxes
    Interest                     79,944     46,054          0          0          0          0
        Total Income             82,659     48,320     18,573      4,562     24,002      6,907
                               ========   ========   ========   ========   ========   ========

Expenses

    Investment advisory fees      9,347      5,827     19,284     15,581     15,572      4,092
    Directors fees, filing,
         tax                      1,227        673      1,928      1,558      1,652        412
    Interest                         32         32         32         32         32         32
    Marketing/Distrib. 12b-1        229          3         52         11         11         34
    Other Expenses
         Total Expenses          10,835      6,535     21,296     17,182     17,267      4,570
         Less: Fees Waived
         Net Expenses
                               ========   ========   ========   ========   ========   ========
Net Investment income          $ 71,824   $ 41,785   $ (2,723)  $(12,620)  $  6,735   $  2,337
                               ========   ========   ========   ========   ========   ========
Realized and unrealized
appreciation on Investments

   Realized long and short
    term capital gains         $    (67)  $    359   $173,501   $175,090   $ 85,455   $ 10,602
   Unrealized appreciation
   (depreciation)               (70,701)   (79,009)   154,541    363,491    512,583    114,877
   Net Realized and
   Unrealized Appreciation
   (Depreciation)               (70,768)   (78,650)   328,042    538,581    598,038    125,479
   Net increase in net
   assets resulting from
   operations                  $  1,056   $(36,865)  $325,319   $525,961   $604,773   $127,816

    NOTE: The accompanying notes are an integral part of these financial statements.

           STAAR INVESTMENT TRUST STATEMENT OF CHANGES IN NET ASSETS


                                   Intermediate Bond Fund          Long-Term Bond Fund                  Large Co. Stock Fund
                       Year Ended    Year Ended   Year Ended  Year Ended  Year Ended  Year Ended  Year Ended Year Ended   Year Ended
                        12/31/99      12/31/98     12/31/97    12/31/99    12/31/98    12/31/97    12/31/99    12/31/98    12/31/97
Increase in net
assets from
operations:
  Investment income-
  net                  $   71,824   $    44,443   $  24,816   $   41,785   $ 28,611  $ 16,027   $   (2,723)  $    3,808  $   20,711
Net realized gain on
  investments          $      (67)  $     1,639   $     416   $      359   $    184  $      0   $  173,501   $   96,995  $   80,391
  Unrealized
  appreciation
  of investments       $  (70,701)  $     8,698   $   6,335   $  (79,009)  $ 12,670  $ 14,766   $  154,541   $   93,802  $  113,591

  Net increase in net
  Assets resulting
  from operations      $    1,056   $    54,780   $  31,567   $  (36,865)  $ 41,465  $ 30,793   $  325,319   $  194,605  $  214,693

Distributions to
shareholders from:
  Investment income    $  (63,731)  $   (39,696)  $ (19,525)  $  (38,842)  $(26,356) $(14,600)  $   (6,573)  $   (5,139) $  (20,697)
  Realized long term
    gains              $        0   $    (1,639)  $    (416)  $     (359)  $   (184) $      0   $ (166,331)  $  (95,098) $  (80,391)
       Total
       distributions   $  (63,731   $   (41,335)  $ (19,941)  $  (39,201)  $(26,540) $(14,600)  $ (172,904)  $ (100,237) $ (101,088)
                       ==========   ===========   =========   ==========   ========  ========   ==========   ==========  ==========

  Capital share
  transactions
    (Note 3)
       Purchases       $  609,981   $   547,135   $ 485,679   $  270,956   $245,762  $ 93,954   $  361,449   $  571,825  $  367,927
       Redemptions     $ (189,433)  $   (70,349)  $(150,849)  $  (24,577)  $(27,482) $ (1,000)  $ (107,691)  $ (190,149) $  (42,803)
       Reinvestment
       of dividends    $   63,090   $    40,840   $  19,941   $   38,724   $ 26,169  $ 14,600   $  172,433   $   99,911  $  101,088
Net increase in net
  assets resulting
  from capital share
  transactions         $  483,638   $   517,626   $ 354,771   $  285,103   $244,449  $107,554   $  426,191   $  481,587  $  426,212
Total increase in
  net assets           $  420,963   $   531,071   $ 366,397   $  209,037   $259,374  $123,747   $  578,606   $  575,955  $  539,817
                       ==========   ===========   =========   ==========   ========  ========   ==========   ==========  ==========

Net assets
  Beginning of period  $1,153,503   $   622,432   $ 256,035   $  598,284   $338,910  $215,163   $1,851,575   $1,275,620  $  735,803
  End of period        $1,574,468   $ 1,153,503   $ 622,432   $  807,321   $598,284  $338,910   $2,430,181   $1,851,575  $1,275,620
                       ==========   ===========   =========   ==========   ========  ========   ==========   ==========  ==========


    STAAR INVESTMENT TRUST
    STATEMENT OF CHANGES IN NET ASSETS (Cont.)


                              Smaller Co. Stock Fund                 International Fund                      AltCat Fund
                       Year Ended   Year Ended  Year Ended  Year Ended   Year Ended   Year Ended  Year Ended  Year Ended  Year Ended
                        12/31/99     12/31/98    12/31/97    12/31/99     12/31/98     12/31/97    12/31/99    12/31/98    12/31/97
Increase in net
assets from
operations:
  Investment income-
  net                 $  (12,620)  $   (6,715)  $   12,895  $    6,735   $    9,549   $   16,479   $  2,337    $  4,594   $  3,034
  Net realized gain
  on investments      $  175,090   $   47,489   $   19,460  $   85,455   $   26,887   $   41,589   $ 10,602    $  4,944   $      0
  Unrealized
  appreciation
  of investments      $  363,491   $  (13,187)  $  102,497  $  512,583   $  (11,508)  $  (50,250)  $114,877    $(39,359)  $  1,692

  Net increase in net
  Assets resulting
  from operations     $  525,961   $   27,587   $  134,852  $  604,773   $   24,928   $    7,818   $127,816    $(29,821)  $  4,726

Distributions to
shareholders from:
  Investment income   $  (25,047)  $        0   $  (12,886) $  (17,629)  $  (10,747)  $  (16,453)  $ (4,157)   $ (4,797)  $ (2,968)
  Realized long term
  gains               $ (137,565)  $  (41,988)  $  (19,460) $  (74,957)  $  (26,887)  $  (41,589)  $ (8,868)   $ (4,944)  $      0
       Total
       distributions  $ (162,612)  $  (41,988)  $  (32,346) $  (92,586)  $  (37,634)  $  (58,042)  $(13,025)   $ (9,741)  $ (2,968)
                      ==========   ==========   ==========  ==========   ==========   ==========   ========    ========   ========

  Capital share
  transactions
    (Note 3)
       Purchases      $  294,339   $  522,933   $  389,837  $  276,101   $  588,719   $  520,694   $ 78,673    $148,419   $186,767
       Redemptions    $ (152,934)  $ (114,493)  $  (14,389) $ (309,286)  $ (131,183)  $  (21,228)  $(10,699)   $(52,039)  $ (8,496)
       Reinvestment
       of dividends   $  161,321   $   41,616   $   32,346  $   92,307   $   37,328   $   58,042   $ 13,023    $  9,741   $  2,968
Net increase in net
  assets resulting
  from capital share
  transactions        $  302,726   $  450,056   $  407,794  $   59,122   $  494,864   $  557,508   $ 80,997    $106,121   $181,239
Total increase in
  net assets          $  666,075   $  435,655   $  510,300  $  571,309   $  482,158   $  507,284   $195,788    $ 66,559   $182,997
                      ==========   ==========   ==========  ==========   ==========   ==========   ========    ========   ========

Net assets
  Beginning of period $1,612,867   $1,177,212   $  666,912  $1,607,850   $1,125,692   $  618,408   $373,802    $307,242   $124,245
  End of period       $2,278,942   $1,612,867   $1,177,212  $2,179,159   $1,607,850   $1,125,692   $569,590    $373,801   $307,242
                      ==========   ==========   ==========  ==========   ==========   ==========   ========    ========   ========


    NOTE: The accompanying notes are an integral part of these financial statements.

    STAAR INVESTMENT TRUST
    STATEMENT OF CASH FLOWS
    YEAR ENDED DECEMBER 31, 1999

                               IBF          LTBF           LCSF           SCSF           INTF            ACF
                               ---          ----           ----           ----           ----            ---
Net increase
in cash from
operations                  $   1,056     $ (36,856)    $   325,319     $ 525,961      $ 604,773      $ 127,815
                            =========     =========     ===========     =========      =========      =========

Adjustments required
to reconcile to net
cash provided by
operating activities:

Unrealized (appreciation)
depreciation of
investments                    70,701        79,009        (154,541)     (363,491)      (512,583)      (114,877)

(Increase) decrease in:
Interest Receivable
(Accum NII)                    (7,333)       (4,350)           (641)         (408)           (47)           (56)

Increase (Decrease)in:
Accrued Interest
Taxes Payable
Advisory/TTEE Fees                833           412             481           550            444            144
Accounts Payable             (102,148)      (15,116)        150,000        25,000              0              0

Net cash provided by
Operating activities        $ (36,891)    $  23,090     $   320,618     $ 187,612      $  92,587      $  13,026
                            =========     =========     ===========     =========      =========      =========


Cash provided (used) by
investment activities

Investments Purchased       $(698,145)    $(283,951)    $(1,139,362)    $(855,046)     $(228,465)     $ (76,182)

Sales or Redemptions          160,465        30,384         790,849       584,490        291,465         18,953

Net (used) by investment
Activity                    $(537,680)    $(253,567)    $  (348,513)    $(270,556)     $  63,000      $ (57,229)
                            =========     =========     ===========     =========      =========      =========


Cash provided (used) by
financing activities

Shareholder
Contributions               $ 609,981     $ 270,956     $   361,449     $ 294,339      $ 276,101      $  78,673

Shareholder Redemptions
(including amounts
Re-invested in other
Trust Funds)                 (189,433)      (24,577)       (107,691)     (152,934)      (309,286)       (10,699)

Dividends Declared            (63,731)      (39,201)       (172,904)     (162,612)       (92,586)       (13,025)

Dividends reinvested by
shareholders                   63,090        38,724         172,433       161,321         92,307         13,023

Net cash provided by
financing activities        $ 419,907     $ 245,902     $   253,287     $ 140,114      $ (33,464)     $  67,972

Increase (Decrease)
in Cash During Period       $(154,664)    $  15,425     $   225,392     $  57,170      $ 122,123      $  23,769

Cash Balance -
beginning of period         $ 205,758     $   3,017     $   139,226     $  47,864      $  32,867      $  23,829

Cash Balance -
end of period               $  51,094     $  18,442     $   364,618     $ 105,034      $ 154,990      $  47,598
                            =========     =========     ===========     =========      =========      =========

    NOTE: The accompanying notes are an integral part of these financial statements.

STAAR SYSTEM TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998

NOTE 1 - ORGANIZATION AND PURPOSE

Staar Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996.

The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a non-diversified, open-end management investment company.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Trust consists of six separate series portfolios (funds). The funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

The STAAR Intermediate Bond Fund
The STAAR Long-Term Bond Fund
The STAAR Larger Company Stock Fund
The STAAR Smaller Company Stock Fund
The STAAR International Fund
The STAAR Alternative Categories Fund

Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named. Each fund may invest in other open-end funds (mutual funds) as well as closed-end funds and individual securities.

Security Valuation - Investments in mutual funds are stated at net asset value on the date of valuation. Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term notes are stated at amortized cost, which is equivalent to value. Restricted securities and other securities for which quotations are not readily available will be valued at fair value as determined by the Trustees.

Federal Income Taxes - The Trust complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and distributes all its taxable income to its shareholders. Therefore, no federal or state income tax provision is required.

Distributions to shareholders - Dividends to shareholders are recorded on the ex-dividend date.

Other - The Trust follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Discounts and premiums on securities purchased, if significant, are amortized over the life of the respective securities.

Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

NOTE 3 - SHAREHOLDER TRANSACTIONS

The declaration of Trust provides for an unlimited number of shares of beneficial interest, without par value. The declaration of Trust also established six series of shares which correspond to the six funds described in
Note 2. During the years ended December 31, 1999 and 1998, 99% and 99% of dividends declared were reinvested by the respective owners of beneficial interest. Transactions in units of beneficial interest were as follows:

    STAAR INVESTMENT TRUST SHAREHOLDER TRANSACTIONS
    YEAR ENDED 12/31/99


    Fund           December 31, 1997 Balance              Sold              Reinvestment Of Dividends           Redemption

                      Shares       Amount         Shares        Amount        Shares         Amount        Shares        Amount
Intermediate
Bond Fund           60,903,780   $  605,200     52,285,763     $547,135      3,931,675      $40,840      (6,765,385)   $ (70,349)

Long-Term
Bond Fund           31,339,247      315,763     22,344,678      245,762      2,371,758       26,169      (2,444,505)     (27,482)

Larger
Company
Stock Fund         104,889,391    1,131,829     45,157,660      571,825      7,678,694       99,910     (15,215,622)    (190,149)

Smaller
Company
Stock Fund         102,876,597    1,075,143     45,382,099      522,933      3,627,779       41,616     (11,000,096)    (114,493)

International
Fund               107,213,876    1,145,174     53,790,691      588,719      3,500,487       37,310     (12,770,633)    (131,184)

Alternative
Categories
Fund               29,150,856       302,974     14,010,385      148,420      1,000,510        9,741      (5,520,477)     (52,039)

     Total Amount          $4,576,083                   $2,624,794                   $255,586                    $(585,696)
                           ==========                   ==========                   ========                    =========




       STAAR INVESTMENT TRUST SHAREHOLDER TRANSACTIONS YEAR ENDED 12/31/99


    Fund           December 31, 1998 Balance              Sold              Reinvestment Of Dividends           Redemption

                      Shares       Amount         Shares        Amount        Shares         Amount        Shares        Amount
Intermediate
Bond Fund          110,355,833   $1,122,826     61,647,206     $609,981      6,258,207      $63,091     (20,162,500)   $(189,433)

Long-Term
Bond Fund           53,611,178      560,212     25,023,750      270,956      3,703,448       38,724      (2,326,184)     (24,577)

Larger
Company
Stock Fund         142,510,123    1,613,415     26,802,711      361,449     12,344,856      172,432      (7,822,724)    (107,690)

Smaller
Company
Stock Fund         140,886,379    1,525,199     25,224,096      294,339     11,637,513      161,322     (13,335,418)    (152,934)

International
Fund               151,734,421    1,640,019     23,495,891      276,101      6,557,982       92,308     (26,971,710)    (309,286)

Alternative
Categories
Fund                38,641,274      409,096      7,417,676       78,673      1,054,254       13,025        (993,839)     (10,698)


    Total Amount           $6,870,767                   $1,891,499                   $540,902                    $(794,618)
                           ==========                   ==========                   ========                    =========




       STAAR INVESTMENT TRUST SHAREHOLDER TRANSACTIONS YEAR ENDED 12/31/99


    Fund           December 31, 1999 Balance

                      Shares       Amount

Intermediate
Bond Fund          158,098,746   $1,606,465

Long-Term
Bond Fund           80,012,192      845,315

Larger
Company
Stock Fund        173,834,966     2,039,606

Smaller
Company
Stock Fund        164,412,570     1,827,926

International
Fund              154,816,584     1,699,142

Alternative
Categories
Fund               46,119,365       490,096


    Total Amount           $8,508,550
                           ==========


Net undistributed investment income (loss) for each fund as of December 31, 1999 was as follows:

IBF     $22,124
LTBF    $ 8,981
LCSF    $(6,069)
SCSF    $(1,837)
INTF    $ 1,994
ACF     $  (455)


NOTE 4 - SUMMARY OF UNREALIZED GAINS AND LOSSES:

Following is a summary of unrealized gains and losses for each portfolio as of December 31, 1999:


                                                Unrealized
                                         -----------------------
                                                                           Market
                             Cost        Gain      Loss      Net            Value
                             ----        ----      ----      ---            -----

    Intermediate Bond     $1,605,711  $      672  $ (54,795) $  (54,123) $1,551,588
    Long Term Bond           843,224       2,405    (49,380)    (46,975)    796,249
    Larger Company
    Stock Fund             2,184,324     417,195    (20,551)    396,644   2,580,968
    Smaller Company
    Stock Fund             1,852,445     486,609    (33,757)    452,852   2,305,297
    International Fund     1,702,734     478,022          0     478,022   2,180,756
    AltCat                   489,932      91,494    (11,545)     79,949     569,881
                          ----------  ----------  ---------  ----------  ----------
    TOTAL                 $8,678,370  $1,476,397  $(170,028) $1,306,369  $9,984,739
                          ==========  ==========  =========  ==========  ==========


         NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH
         AFFILIATES: Effective

         April 1, 1996, the Trust entered into a Master Investment Advisory Agreement with STAAR Financial Advisors, Inc., a related party (advisor). This agreement appointed the Advisor to act as investment advisor to the Trust on behalf of six series portfolios for a one year period. This agreement has subsequently been extended through April 1, 2000. The advisor furnishes investment management and advisory services (rate varies for each portfolio in accordance with a fee schedule ranging from .63% to .90% of average daily net asset value). During the years ended December 31, 1999 and 1998, the investment advisor waived fees as follows:

                                 1999                   1998
                              Amount of              Amount of
           Fund              Fees Waived            Fees Waived
    Intermediate Bond Fund       $0                    $1,033
    Long Term Bond Fund           0                       603


    The president of the investment advisor is the organizer of the Trust. The agreement provides for an expense reimbursement from the investment advisor if the Trust's total expense for any series (fund), exclusive of taxes, interest, costs of portfolio acquisitions and dispositions and extraordinary expenses, for any fiscal year, exceed the level of expenses which such series is permitted to bear under the most restrictive expense limitation imposed on open-end investment companies by any state in which shares of such series are then qualified. The agreement also stipulates that all organization expenses of the Trust are paid by the investment advisor as well as certain marketing, legal and accounting and transfer and custodial services for the first two years and longer if approved by both parties on an annual basis.

    The STAAR Investment Trust is also charged 0.09% of the average daily net asset value for each Fund for various Trust expenses; from this the Trustees are compensated as a group at a rate of $1,125 per calendar quarter.

    Certain affiliated persons holding shares in the six portfolios purchased such shares at Net Asset value on respective dates of purchase. Those affiliated persons held aggregate investments in the respective portfolios as of December 31, 1999 as follows:


    Name                       IBF         LTBF         LCSF          SCSF        INTF         ACF
    ----                       ---         ----         ----          ----        ----         ---
    J. Weisbrod
    (including
    Immediate family
    and Retirement
    accounts:               3,202.005     1,945.816   4,768.458    5,454.396   4,435.726    2,433.997

    Other Trustees
    of STAAR Invest-
    ment Trust:             5,341.232    10,989.334   2,985.674   11,110.996   2,122.778    1,190.630

    Employees of
    investment
    Advisor, including
    Retirement
    accounts:                   0.000         0.000      38.961      578.382      37.083       36.941
                           ----------   -----------  ----------  -----------  ----------   ----------
    Number of Shares:       8,543.237    12,935.150   7,793.093   17,143.774   6,595.587    3,661.568

         Value:            $   85,078   $   130,512  $  108,946  $   237,630  $   92,838   $   45,221
                           ==========   ===========  ==========  ===========  ==========   ==========

    Effective September 1, 1998, Staar Investment Trust received SEC approval of a 12B-1 arrangement which provides commission payments to broker/dealers who refer investors who become shareholders in Staar Investment Trust. The commission structure is .5% for bond funds and 1.0% for stock funds for the first 12 months from date of purchase and .15% for bond funds and .25% for stock funds thereafter. Commissions are calculated based on fair market values and are payable monthly in the first 12 months and quarterly thereafter. Total 12B-1 commission expense for 1999 and 1998 was $340 and $24, respectively.

    Supplementary Information - Selected Per Share Data and Ratios are provided In detail in the prospectus.

                                CARSON & COMPANY
                          CERTIFIED PUBLIC ACCOUNTANTS

P.O. BOX 395
201 VILLAGE COMMONS
SEWICKLEY, PA 15143
(412) 741-8588
FAX (412) 741-0833

Independent Auditor's Report

To the Shareholders and Trustees
STAAR Investment Trust

We have audited the statement of assets and liabilities, including the schedules of investments of STAAR Investment Trust (comprising, respectively, the Intermediate Bond Fund, Long Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund) as of December 31, 1999, and the related statements of operations and cash flows for the period then ended, the statement of changes in net assets for the period then ended, and the selected per share data and ratios for the period then ended. These financial statements and per share data and ratios are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the STAAR Investment Trust as of December 31, 1999, the results of their operations and their cash flows for the period then ended, the changes in their net assets for the two years then ended, and the selected per share data and ratios for the periods indicated, in conformity with generally accepted accounting principles.

Sewickley, PA
January 31, 2000

                              Offices of the Trust

                             604 McKnight Park Dr.
                              Pittsburgh, PA 15237

                               Investment Advisor

                         STAAR Financial Advisors, Inc.
                             604 McKnight Park Dr.
                              Pittsburgh, PA 15237

                           E-Mail:   staar@iname.com

                         Web Site:  www.staarinvest.com

                    Transfer Agent for Shareholder Accounts

                         STAAR Financial Advisors, Inc.
                             604 McKnight Park Dr.
                              Pittsburgh, PA 15237

                                    Counsel

                              Alan Lefkowitz, Esq.
                              2488 Mt. Royal Blvd.
                              Pittsburgh, PA 15217

                              Independent Auditors

                                  Carson & Co.
                    201 Village Commons, Sewickley, PA 15143


                                    Trustees

                                Ronald G. Benson
                                 Coraopolis, PA
                              Business Consultant
    Regional Coordinator, Fellowship of Companies for Christ, International

                              Jeffrey A. Dewhirst
                                 Sewickley, PA
                Investment Banker, Corporate Finance Associates

                                Thomas J. Smith
                                 Sewickley, PA
                          Owner/President, CapMasters

                                John H. Weisbrod
                                 Cranberry, PA
                Former President, Sea Breeze Laboratories, Inc.

                               J. Andre Weisbrod
                                  Wexford, PA
                   President, STAAR Financial Advisors, Inc.